Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets [Abstract]
Schedule of intangible assets
At December 31, 2013 and 2012, goodwill is the only intangible asset that is not subject to amortization. The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2013 and 2012:

	Weighted Average	2013		2012
(in thousands except weighted average amortization years)	Amortization Years	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Technological know-how	20	$8,606	$(5,328)	$8,443	$(4,842)
Customer relationships	20	7,944	(4,359)	7,871	(3,866)
Patents, trademarks, non-compete agreements and other	18.8	9,630	(5,947)	9,617	(5,645)
Total finite-lived intangibles	19.6	$26,180	$(15,634)	$25,931	$(14,353)

Changes in goodwill by business segment
The changes in goodwill for the years ended December 31, 2013 and 2012, by reportable business segment, were as follows:

(in thousands)	Flavors & Fragrances	Color	Corporate & Other	Consolidated
Balance as of December 31, 2011	$132,692	$307,379	$4,294	$444,365
Currency translation impact	3,092	4,271	(410)	6,953
Balance as of December 31, 2012	135,784	311,650	3,884	451,318
Currency translation impact	853	5,673	(575)	5,951
Balance as of December 31, 2013	$136,637	$317,323	$3,309	$457,269